UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21416

John Hancock Tax-Advantaged Dividend Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock
# Tax-Advantaged Dividend Income Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2010

Ticker | HTD

Tax-Advantaged Dividend Income Fund
As of 7-31-10 (Unaudited)

	Shares	Value

Common Stocks 83.77%		$493,232,940
(Cost $502,539,504)

Consumer Discretionary 0.00%		89

Publishing 0.00%
SuperMedia, Inc. (I)	26,830	89

Energy 7.27%		42,823,750

Oil, Gas & Consumable Fuels 7.27%
BP PLC, SADR	187,500	7,213,125
Chevron Corp. (Z)	62,500	4,763,125
Spectra Energy Corp. (Z)	1,155,000	24,012,450
Total SA, SADR (Z)	135,000	6,835,050

Industrials 1.26%		7,415,200

Industrial Conglomerates 1.26%
General Electric Company (Z)	460,000	7,415,200

Telecommunication Services 3.82%		22,488,701

Diversified Telecommunication Services 2.24%
Alaska Communications Systems Group, Inc. (Z)	55,000	509,300
AT&T, Inc. (Z)	212,500	5,512,250
Frontier Communications Corp.	54,008	412,621
Verizon Communications, Inc.	232,500	6,756,450

Wireless Telecommunication Services 1.58%
Vodafone Group PLC, SADR (Z)	396,000	9,298,080

Utilities 71.42%		420,505,200

Electric Utilities 18.32%
American Electric Power Company, Inc. (L)(Z)	595,000	21,408,100
Duke Energy Corp. (L)(Z)	765,000	13,081,500
Entergy Corp. (Z)	105,000	8,138,550
FirstEnergy Corp. (C)	183,000	6,899,100
Great Plains Energy, Inc. (L)(Z)	40,000	717,600
Northeast Utilities	155,000	4,315,200
Pinnacle West Capital Corp. (Z)	215,000	8,189,350
PNM Resources, Inc. (Z)	58,000	686,140
Progress Energy, Inc. (Z)	671,200	28,264,232
Southern Company (Z)	456,867	16,141,111

Gas Utilities 8.92%
Atmos Energy Corp. (L)(Z)	745,000	21,605,000
Northwest Natural Gas Company (Z)	132,500	6,281,825
ONEOK, Inc. (Z)	530,000	24,660,900

Multi-Utilities 44.18%
Ameren Corp. (L)(Z)	555,000	14,080,350
Black Hills Corp. (L)(Z)	560,000	17,875,200
CH Energy Group, Inc. (Z)	455,000	19,019,000
Consolidated Edison, Inc. (Z)	317,500	14,643,100
Dominion Resources, Inc. (Z)	420,000	17,635,800
DTE Energy Company (Z)	560,000	25,849,600
Integrys Energy Group, Inc. (Z)	580,000	27,463,000
NiSource, Inc. (Z)	790,500	13,043,250
NSTAR (Z)	626,500	23,280,740
OGE Energy Corp. (Z)	760,000	30,126,400

1

Tax-Advantaged Dividend Income Fund
As of 7-31-10 (Unaudited)

	Shares	Value

Utilities (continued)
Public Service Enterprise Group, Inc. (Z)	360,000	$11,844,000
TECO Energy, Inc. (Z)	387,800	6,336,652
Vectren Corp. (Z)	790,000	19,568,300
Xcel Energy, Inc. (Z)	880,000	19,351,200

	Shares	Value

Preferred Stocks 64.30%		$378,578,432
(Cost $388,718,781)

Consumer Discretionary 1.15%		6,799,410

Media 1.15%
CBS Corp., 7.250% (Z)	145,000	3,623,550
Comcast Corp., 7.000% (Z)	123,000	3,175,860

Energy 3.51%		20,674,600

Oil, Gas & Consumable Fuels 3.51%
Nexen, Inc., 7.350% (C)	835,000	20,674,600

Financials 37.39%		220,145,326

Capital Markets 0.00%
Lehman Brothers Holdings, Inc., Depositary Shares, Series F,
6.500% (I)	219,300	1,118
Lehman Brothers Holdings, Inc., Depositary Shares, Series C,
5.940% (I)	274,760	13,738
Lehman Brothers Holdings, Inc., Depositary Shares, Series D,
5.670% (I)	65,000	1,950

Commercial Banks 8.80%
Barclays Bank PLC, Series 5, 8.125%	50,000	1,296,500
HSBC Holdings PLC, 8.125% (Z)	50,000	1,298,500
HSBC Holdings PLC, 8.000% (C)	325,000	8,443,500
Royal Bank of Scotland Group PLC, Series L, 5.750% (Z)	858,500	14,002,135
Santander Finance Preferred SA Unipersonal, Series 10, 10.500%	167,500	4,690,000
Santander Holdings USA, Inc., Series C, 7.300%	23,000	576,610
USB Capital VIII, Series 1, 6.350%	55,000	1,359,050
Wells Fargo & Company, 8.000% (Z)	742,000	20,145,300

Consumer Finance 0.85%
HSBC Finance Corp., Depositary Shares, Series B, 6.360% (Z)	150,000	3,418,500
SLM Corp., Series A, 6.970% (Z)	40,600	1,583,400

Diversified Financial Services 24.20%
Bank of America Corp., 8.625% (C)	757,800	19,566,396
Bank of America Corp., 8.200% (Z)	185,000	4,671,250
Bank of America Corp., 6.700% (Z)	500,000	11,040,000
Bank of America Corp., 6.625% (Z)	355,000	7,863,250
Bank of America Corp., 6.375% (Z)	139,000	2,939,850
Bank of America Corp., Depositary Shares, Series D, 6.204% (Z)	240,000	4,984,800
Citigroup Capital VIII, 6.950% (Z)	540,000	12,798,000
Deutsche Bank Capital Funding Trust VIII, 6.375% (Z)	282,000	6,071,460
Deutsche Bank Contingent Capital Trust II, 6.550% (Z)	310,000	6,978,100
Deutsche Bank Contingent Capital Trust III, 7.600% (Z)	797,893	19,947,325
ING Groep NV, 7.050% (Z)	140,000	2,919,000
ING Groep NV, 6.200% (Z)	109,100	2,066,354

2

Tax-Advantaged Dividend Income Fund
As of 7-31-10 (Unaudited)

			Shares	Value

Financials (continued)
JPMorgan Chase & Company, 8.625% (Z)			140,000	$3,845,800
JPMorgan Chase & Company, Series E, 6.150% (Z)			136,000	6,827,200
JPMorgan Chase & Company, Series F, 5.720% (Z)			58,500	2,936,115
JPMorgan Chase & Company, Series G, 5.490% (Z)			262,527	13,173,605
RBS Capital Funding Trust VII, 6.080% (C)			983,000	13,860,300

Insurance 3.54%
MetLife, Inc., Series B, 6.500% (Z)			842,000	20,805,820

Thrifts & Mortgage Finance 0.00%
Federal National Mortgage Association (8.250% to 12-31-10, then
higher of 7.750% or 3 month LIBOR + 4.230%) (I)			60,000	20,400

Telecommunication Services 3.98%				23,408,633

Wireless Telecommunication Services 3.98%
Telephone & Data Systems, Inc., Series A, 7.600% (Z)			476,000	12,028,520
United States Cellular Corp., 7.500% (Z)			448,389	11,380,113

Utilities 18.27%				107,550,463

Electric Utilities 12.54%
Alabama Power Company, Class A, 5.300% (Z)			173,400	4,246,566
Carolina Power & Light Company, 5.440% (Z)			111,493	9,877,589
Duquesne Light Company, 6.500% (Z)			427,000	20,762,875
Entergy Arkansas, Inc., 6.450% (Z)			110,000	2,619,375
Entergy Arkansas, Inc., 4.560% (Z)			9,388	695,593
Entergy Mississippi, Inc., 6.250% (Z)			197,500	4,715,312
Entergy Mississippi, Inc., 4.920% (Z)			8,190	684,633
FPC Capital I, Series A, 7.100% (Z)			65,000	1,667,900
FPL Group Capital Trust I, 5.875% (Z)			235,000	6,025,400
PPL Electric Utilities Corp., Depositary Shares, 6.250% (Z)			300,000	7,228,140
PPL Energy Supply, LLC, 7.000% (Z)			297,512	7,765,063
Southern California Edison Company, 6.125% (Z)			50,000	4,732,815
Southern California Edison Company, Series C, 6.000% (Z)			30,000	2,823,750

Independent Power Producers & Energy Traders 2.38%
Constellation Energy Group, Inc., Series A, 8.625% (Z)			535,000	13,995,600

Multi-Utilities 3.35%
BGE Capital Trust II, 6.200% (Z)			150,500	3,694,775
Consolidated Edison Company of New York, Inc., Series C, 4.650%			8,105	713,240
Consolidated Edison Company of New York, Inc., Series D, 4.650%			5,000	425,000
Interstate Power & Light Company, Series B, 8.375% (Z)			230,000	6,350,300
Interstate Power & Light Company, Series C, 7.100% (Z)			10,700	274,027
Pacific Enterprises, 4.500% (Z)			45,000	3,622,500
Xcel Energy, Inc., 4.560%, Series G (Z)			53,900	4,630,010

		Maturity
	Yield*	date	Par value	Value

Short-Term Investments 3.00%				$17,674,972
(Cost $17,674,972)

Short-Term Securities 2.82%				16,599,972
Federal Home Loan Bank Discount Notes	0.060%	8-2-10	$16,600,000	16,599,972

3

Tax-Advantaged Dividend Income Fund
As of 7-31-10 (Unaudited)

	Shares	Value
Repurchase Agreement 0.18%		1,075,000
Repurchase Agreement with State Street Corp. dated 7-30-10 at 0.010% to be repurchased at $1,075,000 on 8-2-10, collateralized by $1,025,000 Federal National
Mortgage Association, 4.000% due 1-28-13 (valued at $1,100,594, including interest)	1,075,000	1,075,000

Total investments (Cost $908,933,257)† 151.07%		$889,486,344

Other assets and liabilities, net (51.07%)		($300,682,538)

Total net assets 100.00%		$588,803,806

The percentage shown for each investment category is the total value the category as a percentage of the net assets of the Fund.

LIBOR London Interbank Offered Rate

SADR Sponsored American Depositary Receipts

(C) All or a portion of this security is segregated as collateral for options overlay. Total collateral value at 7-31-10 was $65,802,866.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 7-31-10.

(Z) All or a portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at 7-31-10 was $634,827,955.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 7-31-10, the aggregate cost of investment securities for federal income tax purposes was $923,281,431. Net unrealized depreciation aggregated $33,795,087, of which $75,120,129 related to appreciated investment securities and $108,915,216 related to depreciated investment securities.

4

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2010, by major security category or type:

	TOTAL		LEVEL 2	LEVEL 3
	MARKET	LEVEL 1	SIGNIFICANT	SIGNIFICANT
	VALUE AT	QUOTED	OBSERVABLE	UNOBSERVABLE
	7-31-10	PRICE	INPUTS	INPUTS
Common Stocks
Consumer Discretionary	$89	—	—	$89
Energy	42,823,750	$42,823,750	—	—
Industrials	7,415,200	7,415,200	—	—
Telecommunication Services	22,488,701	22,488,701	—	—
Utilities	420,505,200	420,505,200	—	—
Preferred Stocks
Consumer Discretionary	6,799,410	6,799,410	—	—
Energy	20,674,600	20,674,600	—	—
Financials	220,145,326	220,131,588	$13,738	—
Telecommunication Services	23,408,633	23,408,633	—	—
Utilities	107,550,463	53,410,381	54,140,082	—
Short-Term Investments	17,674,972	—	17,674,972	—
Total Investments in Securities	$889,486,344	$817,657,463	$71,828,792	$89
Other Financial Instruments
Written Options	(1,956,355)	(1,956,355)	—	—
Interest Rate Swaps	(1,490,319)	—	(1,490,319)	—
Totals	$886,039,670	$815,701,108	$70,338,473	$89

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Consumer Discretionary
Balance as of 10-31-09	-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	($501)
Net purchases (sales)	-
Net transfers in and/out of Level 3	590
Balance as of 7-31-10	$89

During the nine month period ended July 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued

5

at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value (NAV). JHCIT has a floating NAV and invests in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Options. There are two types of options, a put option and a call option. Options are traded either over-the-counter or by means of an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange, movements in underlying security values, and for written options, potential losses in excess of the Fund’s initial investment.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid.

During the nine month period ended July 31, 2010, the Fund wrote option contracts to enhance potential gain/income and manage against anticipated currency exchange rates. The following tables summarize the Fund’s written options activities during the period ended July 31, 2010 and the contracts held at July 31, 2010.

	NUMBER OF	PREMIUMS
	CONTRACTS	RECEIVED (PAID)
Outstanding, beginning of period	2,885	$2,356,185
Options written	31,166	25,256,698
Options closed	(23,741)	(23,705,331)
Options expired	(6,850)	(2,620,278)
Outstanding, end of period	3,460	$1,287,274

6

	EXERCISE	EXPIRATION	NUMBER OF
NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE
CALLS
Dow Jones Industrial Average Index	$106	Aug 2010	580	($30,152)	($58,580)
KBW Bank Index	50	Aug 2010	1,210	(76,213)	(102,850)
Philadelphia Housing Sector Index	97	Aug 2010	625	(94,991)	(212,500)
Russell 1000 Index	610	Aug 2010	100	(49,975)	(96,500)
Russell 2000 Index	640	Aug 2010	95	(123,787)	(229,425)
S&P 400 Midcap Index	760	Aug 2010	80	(70,159)	(137,200)
S&P 500 Index	1110	Aug 2010	570	(730,600)	(963,300)
S&P 500 Index	1130	Aug 2010	200	(111,397)	(156,000)
Total			3,460	($1,287,274)	($1,956,355)

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts on a periodic basis.

During the nine month period ended July 31, 2010, the Fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of July 31, 2010, which are generally representative of the interest rate swap activity.

	USD	PAYMENTS	PAYMENTS
	NOTIONAL	MADA BY	RECEIVED	EFFECTIVE	MATURITY	UNREALIZED	MARKET
COUNTERPARTY	AMOUNT	FUND	BY FUND	DATE	DATE	DEPRECIATION	VALUE
3-month
Bank of America	$95,000,000	3.6000%	LIBOR (a)	1-9-08	1-9-11	($1,490,319)	($1,490,319)

(a) At July 31, 2010, the 3-month LIBOR rate was 0.45375%.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at July 31, 2010 by risk category:

RISK	FINANCIAL	ASSET	LIABILITY
	INSTRUMENTS	DERIVATIVES	DERIVATIVES
	LOCATION	FAIR VALUE	FAIR VALUE
Equity Contracts	Written options	-	($1,956,355)

Interest rate	Interest rate swaps	-	(1,490,319)
contracts
Total		-	($3,446,674)

Securities lending. On October 30, 2009, the Fund entered into an agreement with BNP that allows BNP to borrow a portion of the pledged collateral (Lent Securities) in an amount not to exceed the lesser of: (i) outstanding borrowings owed by the Fund to BNP and (ii) thirty three and one third percent of the Fund’s total assets. The Fund can designate any security within the pledged collateral as ineligible to be a Lent Security and can recall any of the Lent Securities. The Fund also has the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the current borrowings under the Committed Facility Agreement.

7

# More information

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | Mellon Investor Services<br>Newport Office Center VII<br>480 Washington Boulevard<br>Jersey City, NJ 07310 | |
| **Phone** | Customer service representatives | **1-800-852-0218** |
| | Portfolio commentary | **1-800-344-7054** |
| | 24-hour automated information | **1-800-843-0090** |
| | TDD line | **1-800-231-5469** |

This report is for the information of the shareholders of John Hancock Tax-Advantaged Dividend Income Fund.

8

P13Q3 7/10
9/10

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Dividend Income Fund

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	September 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	September 22, 2010

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	September 22, 2010